Prepayments and other current assets	12 Months Ended
Dec. 31, 2019
Prepayments and other current assets
Prepayments and other current assets

8.            Prepayments and other current assets

(In thousands)	December 31, 2018	December 31, 2019
Current portion:
Advance to suppliers (note a)	3,021	3,579
Interest-free loans to employees (note b)	3,616	3,185
Rental and other deposits	2,604	1,990
Advance to employees for business purposes	180	211
Interest receivable	—	4
Prepaid management insurance	192	249
Prepayment for taxation	69	936
Receivable related to Linktoken disposal (note c)	—	3,536
Proceed receivable (note d)	—	1,105
Others	554	1,748
Total of prepayments and other current assets	10,236	16,543
Non-current portion:
Low-interest loans to employees, non-current portion	593	313
Total of long-term prepayments and other assets	593	313

Notes:

(a)	Advances to suppliers primarily include prepaid expenses for service fees.
(b)

The Group had entered into loan contracts with certain employees as at December 31, 2018, under which the Group provided interest-free loans or low-interest loans to these employees. The loan amounts vary amongst different employees from repayable on demand to repayable in equal installments on a monthly basis over a term of   8 to 10 years. The balances classified as current represented loan amounts that are repayable on demand or repayable within the next twelve months from the balance sheet date.

(c)

In September 2018, Onething entered into a sale and purchase agreement with Beijing LinkChain to dispose of the operation and related assets and liabilities of LinkToken program. In June 2019, certain supplemental agreements were entered into with Beijing LinkChain and Hainan LinkChain, the rights and obligations related to LinkToken program was transferred to Hainan LinkChain.

The purchase consideration together with the balance of held-for-sale liabilities, being the carrying amount of deferred revenue from the LinkTokens issued before the transfer, were recognized as disposal gains to the Group upon completion of the disposal in April 2019.

The receivable related to Linktoken disposal as of December 31, 2019 included the consideration receivable due from Hainan LinkChain and the amount recoverable from expenses paid on behalf of Hainan LinkChain.

(d)Proceed receivable of USD 1,105,000 was the consideration receivable from the partial disposal of the equity interests in Shenzhen Arashi Vision Interative Technology Co., Ltd. ("Shenzhen Arashi").